RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of related party balances and transactions

	As of December 31,
	2025	2024
Due from related parties:
Betters Medical Investment Holdings Limited	$2,987	2,862
Total	$2,987	$2,862
Due to related parties:
Quan Qiu(1)	$149,860	—
Betters Medical Investment Holdings Limited(2)	4,738,429	$3,703,700
Total	$4,888,289	$3,703,700
(1)	Quan Qiu is the director of Baird Medical Investment Holding Limited.
(2)	Betters Medical Investment Holdings Limited is the controlling shareholder of Baird Medical Investment Holding Limited. The nature of the balance is mainly the listing expenses and interest-free advances for operation paid by Betters Medical Investment Holdings Limited on behalf of the Company.

		For the years ended December 31,
Name of Related Party	Nature	2025	2024	2023
Betters Medical Investment Holdings Limited	Proceeds of Interest-free advances for operation	$732,688	$20,910	$—
Betters Medical Investment Holdings Limited	Repayment of Interest-free advances for operation	(118,931)	—	(119,783)
Betters Medical Investment Holdings Limited	Interest-free advances for listing expenses	234,967	—	—
Quan Qiu	Interest-free advances for operation	149,860	—	—
Haimei Wu	Interest-free advances made to a related party	—	—	(14,130)
Haimei Wu	Received repayment	—	386,635	—
Total		$998,584	$407,545	$(133,913)